Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Jun. 01, 2014
C000001548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,081	$ 11,081	$ 11,081	$ 10,776	$ 10,949	$ 11,987	$ 11,415	$ 11,038	$ 10,464	$ 10,399	$ 10,458	$ 9,933	$ 9,583
Average Annual Return, Percent	(1.45%)	(0.77%)	1.03%
C000001548 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,563	$ 11,563	$ 11,563	11,244	11,425	12,508	11,911	11,518	10,919	10,851	10,913	10,365	10,000
Average Annual Return, Percent	2.84%	0.08%	1.46%
C000001551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I at NAV
Account Value	$ 11,788	$ 11,788	$ 11,788	11,452	11,602	12,677	12,048	11,629	11,004	10,907	10,952	10,383	10,000
Average Annual Return, Percent	2.93%	0.27%	1.66%
C000137683 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,844	$ 10,844	$ 10,844	10,545	10,714	11,820	11,345	11,059	10,579	10,582	10,731	10,273	10,000
Average Annual Return, Percent	2.00%	(0.72%)	0.81%
C000001556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,155	$ 11,155	$ 11,155	10,902	11,019	12,050	11,547	11,137	10,547	10,489	10,444	9,892	9,580
Average Annual Return, Percent	(2.02%)	(0.82%)	1.10%
C000001556 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,644	$ 11,644	$ 11,644	11,380	11,502	12,579	12,053	11,625	11,010	10,949	10,902	10,326	10,000
Average Annual Return, Percent	2.32%	0.03%	1.53%
C000001559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,868	$ 11,868	$ 11,868	11,584	11,690	12,752	12,196	11,739	11,099	11,003	10,944	10,341	10,000
Average Annual Return, Percent	2.45%	0.22%	1.73%
C000137685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 10,938	$ 10,938	$ 10,938	10,691	10,805	11,901	11,495	11,177	10,665	10,695	10,727	10,252	10,000
Average Annual Return, Percent	1.43%	(0.78%)	0.90%
C000001552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,290	$ 12,290	$ 12,290	11,771	11,833	12,537	11,708	11,509	10,877	10,647	10,683	10,094	9,583
Average Annual Return, Percent	(0.01%)	0.45%	2.08%
C000001552 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,826	$ 12,826	$ 12,826	12,284	12,349	13,083	12,218	12,010	11,351	11,111	11,149	10,534	10,000
Average Annual Return, Percent	4.41%	1.32%	2.52%
C000001555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,084	$ 13,084	$ 13,084	12,504	12,553	13,257	12,357	12,121	11,443	11,178	11,183	10,555	10,000
Average Annual Return, Percent	4.64%	1.54%	2.72%
C000137684 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,032	$ 12,032	$ 12,032	11,523	11,584	12,369	11,641	11,538	11,001	10,846	10,970	10,454	10,000
Average Annual Return, Percent	3.61%	0.52%	1.87%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,551	$ 12,551	$ 12,551	12,200	12,177	12,950	12,369	11,908	11,227	11,088	10,915	10,326	10,000
Average Annual Return, Percent	2.88%	1.06%	2.30%
S And P Municipal Bond Georgia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Georgia Index
Account Value	$ 12,199	$ 12,199	$ 12,199	11,846	11,812	12,596	12,103	11,666	11,054	10,968	10,830	10,294	10,000
Average Annual Return, Percent	2.98%	0.90%	2.01%
S And P Municipal Bond North Carolina Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond North Carolina Index
Account Value	$ 11,938	$ 11,938	$ 11,938	11,700	11,687	12,440	12,061	11,530	10,943	10,894	10,745	10,260	10,000
Average Annual Return, Percent	2.03%	0.70%	1.79%
S And P Municipal Bond Louisiana Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Louisiana Index
Account Value	$ 12,777	$ 12,777	$ 12,777	$ 12,359	$ 12,303	$ 12,918	$ 12,249	$ 11,842	$ 11,200	$ 11,062	$ 10,905	$ 10,387	$ 10,000
Average Annual Return, Percent	3.38%	1.53%	2.48%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.59%	0.29%	1.56%